UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         20th Floor
         New York, NY  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry Ritholz
Title:     General Counsel
Phone:     (212) 847-3420

Signature, Place, and Date of Signing:

     /s/ Barry Ritholz     New York, NY     January 31, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $152,707 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        ORD              G0070K103     3441    80500 SH       SOLE                    80500        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    18095   726700 SH       SOLE                   726700        0        0
CENDANT CORP                   COM              151313103     2338   100000 SH       SOLE                   100000        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     4285  1900000 SH       SOLE                  1900000        0        0
CINCINNATI BELL INC NEW        COM              171871106     1328   320000 SH       SOLE                   320000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     8336   248900 SH       SOLE                   248900        0        0
DPL INC                        COM              233293109     6001   239000 SH       SOLE                   239000        0        0
E TRADE FINANCIAL CORP         NOTE  6.000% 2/0 269246AB0     2222  2176000 PRN      SOLE                  2176000        0        0
EMMIS COMMUNICATIONS CORP      CL A             291525103     4373   227895 SH       SOLE                   227895        0        0
HEARST-ARGYLE TELEVISION INC   COM              422317107     8692   329500 SH       SOLE                   329500        0        0
INSIGHT COMMUNICATIONS INC     CL A             45768V108      171    18500 SH       SOLE                    18500        0        0
NEXTEL COMMUNICATIONS INC      CL A             65332V103     6900   230000 SH       SOLE                   230000        0        0
NRG ENERGY INC                 COM NEW          629377508    12470   346206 SH       SOLE                   346206        0        0
NTL INC DEL                    COM              62940M104     9215   126307 SH       SOLE                   126307        0        0
PETROKAZAKHSTAN INC            COM              71649P102     2597    70000 SH       SOLE                    70000        0        0
PG&E CORP                      COM              69331C108     3377   101467 SH       SOLE                   101467        0        0
PIONEER NAT RES CO             COM              723787107     7024   200100 SH       SOLE                   200100        0        0
SCIENTIFIC ATLANTA INC         COM              808655104    15614   473000 SH       SOLE                   473000        0        0
SPRINT CORP                    COM FON          852061100     4349   175000 SH       SOLE                   175000        0        0
TELEWEST GLOBAL INC            COM              87956T107     9265   527003 SH       SOLE                   527003        0        0
TESORO CORP                    COM              881609101     4142   130000 SH       SOLE                   130000        0        0
TRIAD HOSPITALS INC            COM              89579K109     4115   110600 SH       SOLE                   110600        0        0
VIACOM INC                     CL B             925524308    14357   394529 SH       SOLE                   394529        0        0